CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenues:
Net revenues	$ 50,014	$ 51,905	$ 42,426
Cost of revenues:
Total cost of revenues	45,554	49,400	43,447
Gross (loss) profit	4,460	2,505	(1,021)
Operating expenses:
Selling expenses	1,935	1,439	1,104
General and administrative expenses	14,500	18,491	17,426
Impairment loss on goodwill	19,156	4,559	8,454
Impairment loss on long-lived assets	3,505	0	1,720
Impairment loss on consideration receivables	22,107
Impairment loss on loan receivables	23,347
Total operating expenses	84,550	19,930	28,704
Operating (loss)	(80,090)	(17,425)	(29,725)
Interest income	49	75	257
Government subsidy income	1,682	1,438	3,614
Gain (loss) on disposal of subsidiaries		(812)	205
Impairment loss on long-term investments			(2,432)
Loss before income tax	(78,359)	(16,724)	(28,081)
Less: Income tax (benefits) expenses	829	2,846	(1,435)
Loss before loss from equity method investments	(79,188)	(19,570)	(26,646)
Loss from equity method investments, net of income tax	(8)	(7)	(183)
Net loss from continuing operations	(79,196)	(19,577)	(26,829)
(Loss) income from the operations of the discontinued operations, net of income tax	2,776	23,106	(14,354)
Gain on the deconsolidation of the discontinued operations, net of income tax	30,537
Net (loss) income from discontinued operations	33,313	23,106	(14,354)
Net (loss) income	(45,883)	3,529	(41,183)
Net (loss) income from continuing operations attributable to non-controlling interest	(3,486)	344	(116)
Increase (decrease) in redeemable non-controlling interests from continuing operations	548	(3,450)
Net (loss) from discontinued operations attributable to non-controlling interest	(1,574)	(155)	(3,787)
Net loss attributable to Gravitas Education Holdings, Inc. from continuing operations	(76,258)	(16,471)	(26,713)
Net (loss) income attributable to ordinary shareholders of Gravitas Education Holdings, Inc. from discontinued operations	34,887	23,261	(10,567)
Net (loss) income attributable to ordinary shareholders of Gravitas Education Holdings, Inc.	$ (41,371)	$ 6,790	$ (37,280)
Net (loss) income per share attributable to ordinary shareholders of Gravitas Education Holdings, Inc.
Basic - continuing operations (in dollars per share)	$ (2.70)	$ (0.58)	$ (0.95)
Diluted - continuing operations (in dollars per share)	(2.70)	(0.58)	(0.95)
Basic - discontinued operations (in dollars per share)	1.24	0.82	(0.38)
Diluted - discontinued operations (in dollars per share)	1.24	0.82	(0.38)
Basic (in dollars per share)	(1.46)	0.24	(1.33)
Diluted (in dollars per share)	$ (1.46)	$ 0.24	$ (1.33)
Weighted average shares, Basic	28,291,887	28,208,734	28,122,851
Weighted average shares, Diluted	28,291,887	28,208,734	28,122,851
Continuing Operations
Operating expenses:
Loss from equity method investments, net of income tax		$ 8	$ 2
Discontinued Operations
Operating expenses:
Impairment loss on goodwill	$ 0	4,559	0
Impairment loss on long-lived assets	0	0	0
Loss from equity method investments, net of income tax	8
Services
Net revenues:
Net revenues	44,818	43,996	35,784
Revenues from third parties	39,378	43,996	35,784
Net revenues, related parties	5,440
Cost of revenues:
Total cost of revenues	42,428	45,731	39,831
Products
Net revenues:
Net revenues	5,196	7,909	6,642
Revenues from third parties	4,281	7,909	6,642
Net revenues, related parties	915
Cost of revenues:
Total cost of revenues	$ 3,126	$ 3,669	$ 3,616